Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Basic earnings per share
Net income		$ 5,131	$ 3,582
Dividends on preferred shares and distributions on other equity instruments		(132)	(59)
Net income attributable to non-controlling interests		(2)	(2)
Net income available to common shareholders		$ 5,011	$ 3,522
Weighted average number of common shares (in thousands)		1,413,937	1,406,324
Basic earnings per share (in dollars)		$ 3.54	$ 2.5
Diluted earnings per share
Net income available to common shareholders		$ 5,011	$ 3,522
Weighted average number of common shares (in thousands)		1,413,937	1,406,324
Stock options	[1]	2,565	1,291
Issuable under other share-based compensation plans			26
Average number of diluted common shares (in thousands)		1,416,502	1,407,641
Diluted earnings per share (in dollars)		$ 3.54	$ 2.5
Equity attributable to shareholders [member]
Basic earnings per share
Net income		$ 5,129	$ 3,580
Dividends on preferred shares and distributions on other equity instruments		$ (118)	$ (58)

[1]	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2025, an average of 459,803 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2024, an average of 2,216,903 outstanding options with an average exercise price of $130.78 were excluded from the calculation of diluted earnings per share.